Employee benefits (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
DisclosureEmployeeBenefitsLineItems [Line Items]
Temination benefits		$ 11,418	$ 11,117
Description of installments		As of December 31, 2021, from the balance of US$ 349, US$ 156 refers to the second installment of 2,607 retired employees and US$ 193 refers to 1,961 employees enrolled in voluntary severance programs with expected termination by December 2024.
Other Income and expenses		$ 852,000,000
Other comprehensive income		1,176,000,000
Additional contribution of participants in defined benefit plan		395,000,000
Post-employment benefit expense, defined contribution plans		23,000,000	414,000,000
Common Shares [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Investment portfolio		1	1
Debentures [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Investment portfolio		6	9
Production tax
DisclosureEmployeeBenefitsLineItems [Line Items]
Accumulated deficit of the plan		6,485,000,000
Accumulated deficit of the plan		3,006,000,000
Additional contribution of participants in defined benefit plan		2,611,000,000
Covers 2018 [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Accumulated deficit of the plan		33,700,000
Accumulated deficit of the plan		15,620,000,000
Additional contribution of participants in defined benefit plan		13,566,000,000
Additional contribution of participants in defined benefit plan		$ 2,054,000,000		$ 447,000,000
Properties [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Percentage of net income distributed to shareholders		6.25%
Percentage of dividend distributed to shareholders		25.00%
Properties [Member] | Top of range [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Adjustment to profit sharing distribution		5.00%
P P 1 [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 2,239
P P 2 [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Post-employment benefit expense, defined contribution plans		$ 169	$ 177
P P 3 [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Post-employment benefit expense, defined contribution plans		$ 1